SHAREHOLDERS’ EQUITY (Details Narrative) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	May 18, 2022	Dec. 31, 2022	Dec. 31, 2021
Reserve Quantities [Line Items]
Issued capital		R$ 10,240,000	R$ 10,240,000
Number of shares outstanding		1,326,093,947	1,387,524,047
Number of shares authorised		2,400,000,000
Percentage of shares		100.00%	100.00%
Common shares	61,430,100	1,326,093,947
Rio Laco Participacoes 1 S A [Member]
Reserve Quantities [Line Items]
Percentage of shares			5.00%
Percentage of shares			20.00%